Quarterly Report
July 31, 2020
MFS®  Corporate Bond Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.6%
Aerospace – 3.4%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$17,185,000	$19,375,849
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	11,950,000	13,236,167
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030 (n)	8,584,000	10,072,025
L3Harris Technologies, Inc., 3.85%, 6/15/2023	21,957,000	23,918,676
L3Harris Technologies, Inc., 2.9%, 12/15/2029	13,420,000	14,911,138
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	9,024,890
Lockheed Martin Corp., 2.8%, 6/15/2050	6,425,000	7,243,731
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	33,007,889
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	29,513,140
Raytheon Technologies Corp., 4.125%, 11/16/2028	9,190,000	11,042,406
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	22,071,655
		$193,417,566
Apparel Manufacturers – 0.3%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$14,118,000	$16,660,703
Asset-Backed & Securitized – 0.0%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.772% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$642,993	$661,479
JPMorgan Chase Commercial Mortgage Securities Corp., 5.808%, 7/15/2042 (n)	1,106,922	720,680
Lehman Brothers Commercial Conduit Mortgage Trust, 0.941%, 2/18/2030 (i)	123,533	1
		$1,382,160
Automotive – 3.7%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$26,720,000	$29,519,454
General Motors Co., 6.8%, 10/01/2027	8,000,000	9,741,575
General Motors Co., 6.25%, 10/02/2043	10,919,000	13,004,775
General Motors Financial Co., Inc., 2.75%, 6/20/2025	16,373,000	16,893,375
General Motors Financial Co., Inc., 4%, 10/06/2026	3,707,000	3,969,795
Hyundai Capital America, 3.5%, 11/02/2026 (n)	1,571,000	1,672,859
Hyundai Capital America, 3%, 2/10/2027 (n)	28,430,000	29,365,846
Hyundai Capital America, 6.375%, 4/08/2030 (n)	8,601,000	10,858,951
Lear Corp., 3.8%, 9/15/2027	36,241,000	38,055,235
Toyota Motor Credit Corp., 3.375%, 4/01/2030	20,667,000	24,526,753
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	14,915,000	16,277,616
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	16,628,000	17,542,540
		$211,428,774
Broadcasting – 2.4%
Discovery, Inc., 4.125%, 5/15/2029	$7,075,000	$8,166,301
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	11,835,018
Fox Corp., 4.03%, 1/25/2024	5,337,000	5,919,316
Fox Corp., 5.476%, 1/25/2039	13,338,000	18,431,231
Netflix, Inc., 4.875%, 6/15/2030 (n)	34,510,000	40,569,956
RELX Capital, Inc., 3%, 5/22/2030	10,495,000	11,647,959
Walt Disney Co., 3.5%, 5/13/2040	33,771,000	38,807,374
		$135,377,155
Brokerage & Asset Managers – 2.4%
Charles Schwab Corp., 3.85%, 5/21/2025	$22,971,000	$26,291,339
E*TRADE Financial Corp., 2.95%, 8/24/2022	10,906,000	11,437,630
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	5,495,000	5,707,712
Intercontinental Exchange, Inc., 4%, 10/15/2023	5,993,000	6,659,242
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	10,309,839
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	36,198,000	38,315,123
NASDAQ, Inc., 3.25%, 4/28/2050	13,783,000	15,826,275
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	7,004,000	7,967,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	$12,545,000	$14,097,351
		$136,611,946
Building – 1.8%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$18,933,958
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	8,166,663
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	8,957,875
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	15,829,875
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,928,189
Masco Corp., 4.375%, 4/01/2026	11,202,000	12,999,712
Masco Corp., 4.5%, 5/15/2047	12,265,000	13,886,447
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	23,594,412
		$106,297,131
Business Services – 3.9%
Equinix, Inc., 2.625%, 11/18/2024	$17,822,000	$19,043,520
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,618,127
Equinix, Inc., 3%, 7/15/2050	16,800,000	18,205,152
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,561,226
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	15,212,723
Fiserv, Inc., 2.25%, 6/01/2027	20,183,000	21,617,126
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	18,317,625
Global Payments, Inc., 2.9%, 5/15/2030	23,779,000	26,086,756
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,465,250
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	16,368,750
MSCI, Inc., 4%, 11/15/2029 (n)	11,808,000	12,693,600
MSCI, Inc., 3.625%, 9/01/2030 (n)	2,669,000	2,815,795
MSCI, Inc., 3.875%, 2/15/2031 (n)	20,444,000	22,207,295
NXP B.V./NXP Funding LLC, 3.15%, 5/01/2027 (n)	9,345,000	10,175,405
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	27,152,000	28,218,556
		$223,606,906
Cable TV – 4.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$19,932,000	$27,469,254
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	39,961,000	50,599,387
Comcast Corp., 1.95%, 1/15/2031	20,835,000	21,766,353
Comcast Corp., 4.6%, 10/15/2038	28,500,000	38,552,455
Comcast Corp., 3.45%, 2/01/2050	10,000,000	12,129,560
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	13,228,477
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	4,919,636
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	8,869,000	9,877,849
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	21,010,578
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,738,397
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	22,359,000	23,595,453
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	8,203,002
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,847,950
		$254,938,351
Chemicals – 0.5%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$12,117,035
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	15,926,312
		$28,043,347
Computer Software – 1.7%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$27,891,000	$31,467,279
Microsoft Corp., 3.45%, 8/08/2036	20,000,000	25,047,090
Microsoft Corp., 4.1%, 2/06/2037	8,475,000	11,351,947
Microsoft Corp., 2.525%, 6/01/2050	5,025,000	5,516,034
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,728,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
VeriSign, Inc., 4.75%, 7/15/2027	$17,901,000	$19,436,548
		$100,547,435
Computer Software - Systems – 1.8%
Apple, Inc., 2.05%, 9/11/2026	$31,675,000	$34,150,541
Apple, Inc., 3.2%, 5/11/2027	31,231,000	35,773,366
Apple, Inc., 4.5%, 2/23/2036	10,000,000	13,639,088
Apple, Inc., 3.85%, 8/04/2046	8,346,000	10,868,191
Apple, Inc., 4.25%, 2/09/2047	4,778,000	6,659,298
		$101,090,484
Conglomerates – 1.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$12,199,000	$14,777,935
Roper Technologies, Inc., 2.95%, 9/15/2029	9,027,000	10,127,162
Roper Technologies, Inc., 2%, 6/30/2030	11,092,000	11,568,825
Westinghouse Air Brake Co., 3.2%, 6/15/2025	5,611,000	5,861,529
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	6,283,000	6,803,109
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	16,536,000	18,896,544
		$68,035,104
Consumer Products – 0.4%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$4,641,000	$5,405,775
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	16,079,000	17,926,180
		$23,331,955
Consumer Services – 3.8%
Amazon.com, Inc., 2.5%, 6/03/2050	$27,170,000	$29,628,954
Booking Holdings, Inc., 3.65%, 3/15/2025	6,166,000	6,862,415
Booking Holdings, Inc., 3.6%, 6/01/2026	18,768,000	21,140,600
Booking Holdings, Inc., 3.55%, 3/15/2028	19,096,000	21,428,572
Experian Finance PLC, 2.75%, 3/08/2030 (n)	39,907,000	43,852,687
IHS Markit Ltd., 3.625%, 5/01/2024	5,742,000	6,181,263
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	9,259,000	10,494,151
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,788,426
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	10,213,765
Service Corp. International, 5.125%, 6/01/2029	18,430,000	20,365,150
Visa, Inc., 4.15%, 12/14/2035	12,578,000	16,671,683
Visa, Inc., 3.65%, 9/15/2047	9,718,000	12,840,973
Western Union Co., 2.85%, 1/10/2025	10,521,000	11,074,607
		$217,543,246
Containers – 0.5%
Ball Corp., 4%, 11/15/2023	$11,867,000	$12,638,355
Ball Corp., 5.25%, 7/01/2025	1,942,000	2,213,880
Ball Corp., 4.875%, 3/15/2026	11,631,000	13,228,285
		$28,080,520
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.25%, 9/08/2024	$16,437,000	$17,554,159
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	19,624,628
		$37,178,787
Electronics – 3.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$51,503,000	$57,215,552
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	11,864,000	12,878,295
Broadcom, Inc., 4.25%, 4/15/2026 (n)	23,498,000	26,542,033
Broadcom, Inc., 4.3%, 11/15/2032 (n)	26,036,000	29,863,317
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	34,545,000	36,917,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Texas Instruments, Inc., 2.25%, 9/04/2029	$10,428,000	$11,384,256
		$174,801,349
Energy - Integrated – 1.1%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$14,052,000	$16,362,057
Eni S.p.A., 4.25%, 5/09/2029 (n)	12,206,000	13,648,222
Total Capital International S.A., 3.127%, 5/29/2050	29,315,000	33,007,198
		$63,017,477
Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$15,835,400
Financial Institutions – 1.4%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$11,687,000	$11,871,900
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	3,261,000	3,499,378
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	29,033,000	26,395,910
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	10,253,797
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	11,614,997
International Lease Finance Corp., 5.875%, 8/15/2022	13,000,000	14,038,116
		$77,674,098
Food & Beverages – 4.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$10,611,693
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	10,639,000	14,954,447
Campbell Soup Co., 2.375%, 4/24/2030	4,704,000	4,982,704
Campbell Soup Co., 3.125%, 4/24/2050	6,884,000	7,607,227
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	18,714,918
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	41,364,868
Constellation Brands, Inc., 2.875%, 5/01/2030	4,163,000	4,540,425
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	7,049,542
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	11,253,052
Danone S.A., 2.589%, 11/02/2023 (n)	23,885,000	25,214,031
Diageo Capital PLC, 2.375%, 10/24/2029	21,271,000	23,209,129
Diageo Capital PLC, 2%, 4/29/2030	21,083,000	22,461,196
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	17,787,000	19,876,972
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	14,976,180
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	2,379,000	2,700,493
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	4,914,000	6,077,768
PepsiCo, Inc., 3.5%, 3/19/2040	10,448,000	13,045,510
		$248,640,155
Gaming & Lodging – 2.1%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$27,800,460
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	5,895,000	6,563,906
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	17,700,000	18,540,750
Las Vegas Sands Corp., 3.9%, 8/08/2029	16,926,000	16,942,587
Marriott International, Inc., 5.75%, 5/01/2025	2,086,000	2,317,183
Marriott International, Inc., 3.75%, 10/01/2025	8,873,000	9,079,312
Marriott International, Inc., 4%, 4/15/2028	33,912,000	34,312,743
Sands China Ltd., 3.8%, 1/08/2026 (n)	5,725,000	5,956,862
		$121,513,803
Insurance – 0.3%
American International Group, Inc., 3.875%, 1/15/2035	$4,195,000	$4,970,805
American International Group, Inc., 4.7%, 7/10/2035	7,821,000	10,020,563
		$14,991,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 1.0%
Centene Corp., 4.625%, 12/15/2029	$8,155,000	$9,094,946
Centene Corp., 3.375%, 2/15/2030	16,508,000	17,477,845
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	24,538,644
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	8,483,077
		$59,594,512
Insurance - Property & Casualty – 2.5%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$30,256,476
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	6,920,000	7,333,882
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)	27,016,000	30,130,091
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	18,720,000	21,765,201
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	5,333,000	6,208,066
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,424,709
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	13,978,000	19,619,856
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	8,755,631
Willis North America, Inc., 2.95%, 9/15/2029	10,826,000	11,875,834
		$143,369,746
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$9,951,116
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	18,376,805
		$28,327,921
Major Banks – 9.3%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$17,201,000	$17,811,309
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,878,015
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	16,588,530
Bank of America Corp., 4.45%, 3/03/2026	4,537,000	5,246,813
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	21,641,076
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	28,808,486
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	17,880,542
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	8,514,112
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	23,725,000	25,211,371
Bank of New York Mellon Corp., 2.95%, 1/29/2023	52,612,000	55,838,563
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	32,864,751
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	10,111,114
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	40,191,511
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	21,458,843
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	16,087,915
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	25,782,609
Morgan Stanley, 3.125%, 1/23/2023	22,096,000	23,485,168
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	9,999,877
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	36,469,000	39,761,811
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	25,610,000	29,963,036
PNC Bank N.A., 2.7%, 10/22/2029	14,140,000	15,516,756
Royal Bank of Canada, 2.55%, 7/16/2024	57,450,000	61,587,919
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,651,346
		$535,881,473
Medical & Health Technology & Services – 4.2%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$4,480,000	$4,820,801
Alcon, Inc., 3.8%, 9/23/2049 (n)	5,170,000	6,297,654
Becton, Dickinson and Co., 3.734%, 12/15/2024	1,460,000	1,624,738
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	10,315,023
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	35,590,138
Cigna Corp., 4.125%, 11/15/2025	17,420,000	20,185,120
Cigna Corp., 3.2%, 3/15/2040	5,994,000	6,705,090
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,766,777
HCA, Inc., 5.25%, 6/15/2026	8,407,000	9,877,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.875%, 2/01/2029	$17,391,000	$21,173,543
HCA, Inc., 3.5%, 9/01/2030	4,369,000	4,591,880
HCA, Inc., 5.125%, 6/15/2039	3,223,000	4,095,164
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	19,833,000	21,165,530
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	17,602,141
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	5,336,269
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	10,979,392
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	10,047,716
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	16,292,279
Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	20,000,000	25,447,971
		$239,914,522
Medical Equipment – 1.4%
Abbott Laboratories, 1.4%, 6/30/2030	$8,012,000	$8,232,662
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	30,800,020
Boston Scientific Corp., 3.75%, 3/01/2026	10,442,000	12,025,553
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,211,197
Teleflex, Inc., 4.25%, 6/01/2028 (n)	2,259,000	2,419,954
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	22,417,563
		$78,106,949
Metals & Mining – 1.1%
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	$20,911,000	$22,402,164
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,911,000	3,000,368
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,861,297
Steel Dynamics, Inc., 5%, 12/15/2026	21,989,000	23,457,619
		$61,721,448
Midstream – 3.1%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$4,186,000	$4,427,951
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	10,673,000	11,284,668
Enterprise Products Operating LLC, 4.2%, 1/31/2050	14,055,000	16,335,091
Enterprise Products Operating LLC, 3.7%, 1/31/2051	26,285,000	28,345,447
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/2045	8,136,000	10,534,464
MPLX LP, 4.5%, 4/15/2038	12,937,000	13,801,616
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	37,174,840
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,973,968
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	15,933,756
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,405,000	6,183,883
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	14,809,785
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	5,013,000	5,782,865
		$176,588,334
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$1,276,000	$1,471,456
Municipals – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$29,000,000	$36,096,010
Natural Gas - Distribution – 1.9%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,684,617
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	5,681,208
NiSource, Inc., 2.95%, 9/01/2029	27,307,000	30,474,385
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	12,791,477
Sempra Energy, 3.25%, 6/15/2027	42,879,000	48,354,201
		$108,985,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,776,453
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	15,944,006
		$21,720,459
Network & Telecom – 1.7%
AT&T, Inc., 3.8%, 3/01/2024	$15,387,000	$17,028,501
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	15,605,380
AT&T, Inc., 5.35%, 12/15/2043	4,056,000	5,154,376
AT&T, Inc., 5.15%, 11/15/2046	11,464,000	14,800,227
Verizon Communications, Inc., 4.812%, 3/15/2039	20,000,000	27,380,354
Verizon Communications, Inc., 4%, 3/22/2050	13,120,000	17,459,901
		$97,428,739
Oils – 0.8%
Valero Energy Corp., 3.4%, 9/15/2026	$20,305,000	$22,357,835
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	21,002,175
		$43,360,010
Other Banks & Diversified Financials – 0.5%
Branch Banking & Trust Co., 2.25%, 3/11/2030	$18,575,000	$19,624,266
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,746,000	7,472,438
		$27,096,704
Personal Computers & Peripherals – 0.6%
Equifax, Inc., 2.6%, 12/01/2024	$18,674,000	$19,938,325
Equifax, Inc., 3.1%, 5/15/2030	12,869,000	14,287,633
		$34,225,958
Pollution Control – 0.8%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$6,576,392
Republic Services, Inc., 2.5%, 8/15/2024	13,800,000	14,791,308
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	26,692,917
		$48,060,617
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$4,058,000	$4,276,716
CSX Corp., 2.4%, 2/15/2030	18,044,000	19,418,699
		$23,695,415
Real Estate - Other – 0.3%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$14,222,000	$15,399,359
Real Estate - Retail – 0.8%
Realty Income Corp., REIT, 3.25%, 1/15/2031	$9,517,000	$10,678,704
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	8,424,000	8,742,123
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	28,035,000	28,395,846
		$47,816,673
Restaurants – 0.1%
McDonald's Corp., 4.2%, 4/01/2050	$6,100,000	$7,793,574
Retailers – 3.0%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$9,114,000	$9,801,193
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	22,781,000	25,196,042
Costco Wholesale Corp., 1.6%, 4/20/2030	17,863,000	18,489,813
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	6,408,110
Dollar General Corp., 4.125%, 4/03/2050	18,013,000	22,737,771
Dollar Tree, Inc., 4%, 5/15/2025	15,955,000	18,153,360
Dollar Tree, Inc., 4.2%, 5/15/2028	7,633,000	9,082,919

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Home Depot, Inc., 3%, 4/01/2026	$7,218,000	$8,148,924
Home Depot, Inc., 3.3%, 4/15/2040	26,138,000	31,299,219
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	11,866,659
Target Corp., 2.65%, 9/15/2030	8,801,000	9,903,533
		$171,087,543
Specialty Chemicals – 0.1%
Ecolab, Inc., 4.35%, 12/08/2021	$2,847,000	$2,998,640
Specialty Stores – 0.3%
TJX Cos., Inc., 3.875%, 4/15/2030	$8,351,000	$10,069,939
TJX Cos., Inc., 4.5%, 4/15/2050	5,902,000	8,127,526
		$18,197,465
Telecommunications - Wireless – 3.6%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,508,636
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,283,041
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	21,250,085
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	13,913,797
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	25,099,893
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	12,444,205
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	5,081,020
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	18,078,959
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	17,985,352
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	10,619,183
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	10,169,538
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	10,116,490
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	25,154,000	25,837,937
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	20,774,000	25,933,223
		$209,321,359
Telephone Services – 0.4%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$21,146,000	$24,975,462
Tobacco – 0.7%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$28,095,000	$33,892,167
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,731,033
		$39,623,200
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$9,848,000	$10,864,950
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	4,480,000	6,173,988
		$17,038,938
U.S. Treasury Obligations – 2.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$7,664,000	$11,125,973
U.S. Treasury Bonds, 3%, 2/15/2048	50,009,800	71,525,735
U.S. Treasury Notes, 0.5%, 6/30/2027	80,000,000	80,612,500
		$163,264,208
Utilities - Electric Power – 8.1%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$5,432,000	$7,446,361
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	27,869,000	30,887,420
Duke Energy Corp., 3.75%, 9/01/2046	11,123,000	13,710,423
Duke Energy Corp., 4.2%, 6/15/2049	27,233,000	36,259,378
Duke Energy Progress LLC, 3.45%, 3/15/2029	11,143,000	13,230,671
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	11,648,645
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	35,561,913
Enel Finance International N.V., 2.65%, 9/10/2024	18,401,000	19,356,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$8,585,000	$9,592,756
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	12,267,747
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	34,144,335
Eversource Energy, 2.9%, 10/01/2024	18,060,000	19,545,877
Exelon Corp., 3.497%, 6/01/2022	17,819,000	18,659,020
FirstEnergy Corp., 3.9%, 7/15/2027	9,834,000	10,796,114
FirstEnergy Corp., 3.4%, 3/01/2050	21,588,000	22,141,366
Georgia Power Co., 3.7%, 1/30/2050	2,816,000	3,380,202
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	11,886,000	12,951,861
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	23,576,281
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	12,862,000	13,987,425
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,958,000	7,410,270
Pacific Gas & Electric Co., 2.1%, 8/01/2027	13,953,000	13,922,005
PG&E Corp., 5.25%, 7/01/2030	14,401,000	14,977,040
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	4,152,807
Southern Co., 2.95%, 7/01/2023	6,880,000	7,309,885
Southern Co., 3.7%, 4/30/2030	31,250,000	36,380,151
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	12,872,123
Xcel Energy, Inc., 2.6%, 12/01/2029	9,180,000	10,077,555
Xcel Energy, Inc., 3.5%, 12/01/2049	5,510,000	6,726,221
		$462,972,392
Total Bonds		$5,546,180,194
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.15% (v)	157,054,697	$157,070,402

Other Assets, Less Liabilities – 0.7%		41,198,402
Net Assets – 100.0%		$5,744,448,998
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $157,070,402 and $5,546,180,194, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,095,498,825, representing 19.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,400	$309,378,125	September – 2020	$312,218
U.S. Treasury Ultra Bond	Long	USD	927	211,066,312	September – 2020	7,261,607
						$7,573,825
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	2,850	$399,222,656	September – 2020	$(4,085,031)
U.S. Treasury Ultra Note 10 yr	Short	USD	1,100	175,175,000	September – 2020	(2,863,149)
						$(6,948,180)
At July 31, 2020, the fund had liquid securities with an aggregate value of $4,639,697 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$163,264,208	$—	$163,264,208
Municipal Bonds	—	36,096,010	—	36,096,010
U.S. Corporate Bonds	—	4,535,168,710	—	4,535,168,710
Residential Mortgage-Backed Securities	—	1,471,456	—	1,471,456
Commercial Mortgage-Backed Securities	—	720,680	—	720,680
Asset-Backed Securities (including CDOs)	—	661,480	—	661,480
Foreign Bonds	—	808,797,650	—	808,797,650
Mutual Funds	157,070,402	—	—	157,070,402
Total	$157,070,402	$5,546,180,194	$—	$5,703,250,596
Other Financial Instruments
Futures Contracts – Assets	$7,573,825	$—	$—	$7,573,825
Futures Contracts – Liabilities	(6,948,180)	—	—	(6,948,180)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$64,119,369	$555,626,538	$462,675,505	$—	$—	$157,070,402
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$69,992	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.